Other Current Payables	12 Months Ended
Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]	NOTE 7 - OTHER CURRENT PAYABLES
	December 31,
	2019	2018
	USD in thousands

Employees and related expenses	882	648
Accrued expenses	208	295
Other payables	40	4
	1,130	947